CONCENTRATIONS	6 Months Ended
Apr. 30, 2022
CONCENTRATIONS.
CONCENTRATIONS

NOTE 12 – CONCENTRATIONS

Concentrations of Credit Risk

Balances at financial institutions and state-owned banks within the PRC are covered by insurance up to RMB 500,000 (approximately $76,000) per bank. Any balance over RMB 500,000 per bank in PRC will not be covered. At April 30, 2022 and October 31, 2021, cash, cash equivalents and restricted cash balances held in the PRC are $29,809,820 and $30,785,880, of which, $29,623,655 and $30,410,346 were not covered by such limited insurance, respectively. The Company has not experienced any losses in accounts held in PRC’s financial institutions and believes it is not exposed to any risks on its cash, cash equivalents and restricted cash held in the PRC’s financial institutions.

Insurance Carriers

The following table sets forth information as to each insurance carrier that accounted for 10% or more of the Company’s revenue for the six months ended April 30, 2022 and 2021.

	Six Months Ended April 30,
Carrier	2022	2021
A	*	20%
B	*	19%
C	*	16%
D	15%	*
E	12%	*
F	11%	*
*	Less than 10%

Three insurance carriers, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding accounts receivable at April 30, 2022, accounted for 80.9% of the Company’s total outstanding accounts receivable at April 30, 2022.

Two insurance carriers, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding accounts receivable at October 31, 2021, accounted for 80.5% of the Company’s total outstanding accounts receivable at October 31, 2021.

Suppliers

No supplier accounted for 10% or more of the Company’s purchase during the six months ended April 30, 2022 and 2021.